Property, Plant and Equipment and Assets Held for Sale (Tables)	12 Months Ended
Aug. 27, 2016
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment [Table Text Block]
Depreciation of property and equipment is computed using the straight‑line method on the cost of the assets, less allowance for salvage value where appropriate, at rates based upon their estimated service lives as follows:

Asset Class	Asset Life
Buildings	10-30 years
Machinery and equipment	3-15 years
Software	3-10 years
Transportation equipment	4-6 years
Property, plant and equipment is stated at cost, net of accumulated depreciation and consists of the following:

(In thousands)	August 27, 2016	August 29, 2015
Land	$3,864	$1,874
Buildings and building improvements	62,073	53,388
Machinery and equipment	95,087	94,034
Software	15,878	8,033
Transportation	8,956	8,913
Total property, plant and equipment, gross	185,858	166,242
Less accumulated depreciation	(129,927)	(128,992)
Total property, plant and equipment, net	$55,931	$37,250